STOCK-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Feb. 28, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted		42,288,769
Class D Management Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorizes for issuance			91,177,477
Number of shares granted	0	42,288,769
Total unrecognized stock-based compensation expense	$ 1,024
Total unrecognized stock-based compensation expense expected to be recognized over weighted-average service period	3 years
Fair value per unit		$ 0.12
Class D Management Incentive Units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per unit		0.002
Class D Management Incentive Units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per unit		$ 0.13
2021 Grants
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, Minimum		0.81%
Risk-free interest rate, Maximum		1.26%
Expected volatility, Minimum		50.92%
Expected volatility, Maximum		53.85%
Expected dividend rate		0.00%
2021 Grants | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)		0 years
Weighted average contractual life		0 years
2021 Grants | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)		2 years 6 months
Weighted average contractual life		2 years 6 months
2018 Grants
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate		2.90%
Expected volatility		26.00%
Expected dividend rate		0.00%
2018 Grants | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)		0 years
Weighted average contractual life		0 years
2018 Grants | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)		2 years 6 months
Weighted average contractual life		2 years 6 months